Ow I

STRATIFIED LARGECAP HEDGED ETF SCHEDULE OF INVESTMENTS (Unaudited) September 30, 2025

Exchange-Traded Funds — 99.6%		Shares	Fair Value
Equity — 99.6%
Stratified LargeCap Index ETF (c) (d)		291,781	$ 25,328,487

Total Exchange-Traded Funds (Cost $22,411,698)			25,328,487

Purchased Options – 0.7%	Notional	Contracts (b)
Put Options – 0.7%
S&P 500 Index(a), Expiration:
December 19, 2025, Strike $5,975	$25,416,148	38	164,920
Total Purchased Options (Cost $181,527)
			164,920

Total Investments — 100.3%
(Cost $22,593,225)			25,493,407

Written Options – (0.3)%	Notional	Contracts (b)
Put Options – (0.3)%
S&P 500 Index(a), Expiration:
December 19, 2025, Strike $5,300	$(25,416,148)	(38)	(60,990)
Total Written Options (Premiums received $68,513)			(60,990)

Liabilities in Excess of Other Assets — (0.0)%(e)			(8,117)

Total Net Assets — 100.0%			$ 25,424,300

ETF	- Exchange-Traded Fund
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Affiliated issuer.
(d)	A copy of the security’s annual report to shareholders may be obtained without charge at www.stratifiedfunds.com/sspy
(e)	Percentage rounds to greater than (0.1)%.